Condensed consolidated cash flow statement (Parenthetical) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Statement of cash flows [abstract]
Interest received	€ 2,728	€ 1,117
Dividends received	1,191	80
Interest paid	164	3
Dividend received from joint ventures and associates	€ 37	€ 34